Risk management and financial instruments - Narrative (Details)		12 Months Ended
	Sep. 13, 2017 USD ($)	Dec. 31, 2017 USD ($) d	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 28, 2014 USD ($)
Derivative [Line Items]
Derivatives previously recorded at fair value		$ 74,900,000
Reorganization Items		57,700,000	$ 0	$ 0
Liabilities subject to compromise		1,978,000,000	0
Maximum deductible		5,000,000
Protection and indemnity insurance, deductible per event (up to)		25,000
Interest Rate Swap
Derivative [Line Items]
Reorganization Items	$ 3,800,000
Liabilities subject to compromise		7,700,000
Cross Currency Interest Rate Contract
Derivative [Line Items]
Reorganization Items		26,800,000
Liabilities subject to compromise		67,200,000
Not Designated as Hedging Instrument | Interest Rate Swap
Derivative [Line Items]
Outstanding principal		300,000,000	900,000,000		$ 200,000,000
Derivative liability			4,000,000
Derivative asset			8,000,000
Fair value of interest rate swaps, liability		0	1,100,000
Not Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivative [Line Items]
Outstanding principal		174,400,000.0	174,400,000.0
Other Current Liabilities | Not Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivative [Line Items]
Derivative liability			(59,800,000)
Liabilities Subject To Compromise
Derivative [Line Items]
Derivative liability		74,900,000
Cash Flow Hedging | Designated as Hedging Instrument | Interest Rate Swap | Variable Interest Entity, Primary Beneficiary
Derivative [Line Items]
Other comprehensive income, unrealized gain (loss) on interest rate swaps in VIEs		$ 1,200,000	1,200,000
Loans Payable | Level 2 | NOK1,500 Million Floating Interest Rate Bond
Derivative [Line Items]
Cost of debt percent		10.56%
Uninsured Risk
Derivative [Line Items]
Self insured retention period		60 days
Compensation period | d		210
Carrying value
Derivative [Line Items]
Liabilities subject to compromise		$ 896,700,000
Long-term interest bearing debt (including the current portion)		413,000,000	1,390,000,000
Long term fixed interest loan to related party		121,000,000	125,000,000
Carrying value | Liabilities Subject To Compromise
Derivative [Line Items]
Derivative liability		74,900,000
Carrying value | US $600 Million Unsecured Bond
Derivative [Line Items]
Loans payable			413,400,000
Carrying value | NOK1,500 Million Floating Interest Rate Bond
Derivative [Line Items]
Loans payable			165,100,000
Fair value
Derivative [Line Items]
Long-term interest bearing debt (including the current portion)		181,000,000	1,312,000,000
Long term fixed interest loan to related party		74,400,000	75,000,000
Fair value | US $600 Million Unsecured Bond
Derivative [Line Items]
Loans payable			109,000,000
Fair value | NOK1,500 Million Floating Interest Rate Bond
Derivative [Line Items]
Loans payable			$ 68,000,000
Maximum | Protection and Indemnity Insurance
Derivative [Line Items]
Protection and indemnity insurance, coverage (up to)		500,000,000
Minimum | Protection and Indemnity Insurance
Derivative [Line Items]
Protection and indemnity insurance, coverage (up to)		$ 350,000,000